Investment Securities (Unrealized Gain (Loss) on Investments) (Detail) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized Cost	$ 112,979,000	$ 138,048,000	$ 133,350,000
Available-for-sale securities, Unrealized Gains	93,000	142,000	2,774,000
Available-for-sale securities, Unrealized Losses	1,719,000	4,565,000	403,000
Available for sale Securities, Fair Value	111,353,000	133,625,000	135,721,000
Held-to-maturity securities, Amortized Cost	71,096,000	0	0
Held-to-maturity securities, Unrealized Gains	216,000
Held-to-maturity securities, Unrealized Losses	113,000
Held-to-maturity securities, Fair Value	71,199,000	0
Available-for-sale securities and Held-to-maturity securities, Amortized Cost	184,075,000
Available-for-sale securities and Held-to-maturity securities, Unrealized Gains	309,000
Available-for-sale securities and Held-to-maturity securities, Unrealized Losses	1,832,000
Available-for-sale securities and Held-to-maturity securities, Fair Value	182,552,000
U.S. Treasury and U.S. government agencies [Member]
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized Cost	42,629,000	48,520,000	26,316,000
Available-for-sale securities, Unrealized Gains		34,000	729,000
Available-for-sale securities, Unrealized Losses	858,000	1,542,000	55,000
Available for sale Securities, Fair Value	41,771,000	47,012,000	26,990,000
Held-to-maturity securities, Amortized Cost	10,984,000
Held-to-maturity securities, Unrealized Gains	24,000
Held-to-maturity securities, Unrealized Losses	5,000
Held-to-maturity securities, Fair Value	11,003,000
Mortgage-backed U.S. Government Agencies [Member]
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized Cost	28,543,000	26,181,000	38,983,000
Available-for-sale securities, Unrealized Gains	3,000	17,000	49,000
Available-for-sale securities, Unrealized Losses	307,000	579,000	228,000
Available for sale Securities, Fair Value	28,239,000	25,619,000	38,804,000
Held-to-maturity securities, Amortized Cost	51,248,000
Held-to-maturity securities, Unrealized Gains	72,000
Held-to-maturity securities, Unrealized Losses	99,000
Held-to-maturity securities, Fair Value	51,221,000
State and political subdivision obligations [Member]
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized Cost	39,539,000	61,079,000	64,780,000
Available-for-sale securities, Unrealized Gains	70,000	91,000	1,914,000
Available-for-sale securities, Unrealized Losses	514,000	2,332,000	77,000
Available for sale Securities, Fair Value	39,095,000	58,838,000	66,617,000
Held-to-maturity securities, Amortized Cost	8,864,000
Held-to-maturity securities, Unrealized Gains	120,000
Held-to-maturity securities, Unrealized Losses	9,000
Held-to-maturity securities, Fair Value	8,975,000
Corporate debt securities [Member]
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized Cost	1,100,000	1,100,000	2,000,000
Available-for-sale securities, Unrealized Gains	5,000		80,000
Available-for-sale securities, Unrealized Losses			10,000
Available for sale Securities, Fair Value	1,105,000	1,100,000	2,070,000
Corporate debt securities [Member] | Scenario, Previously Reported [Member]
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized Cost		1,000,000
Available for sale Securities, Fair Value		1,000,000
Equity Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized Cost	1,168,000	1,168,000	1,271,000
Available-for-sale securities, Unrealized Gains	15,000		2,000
Available-for-sale securities, Unrealized Losses	40,000	112,000	33,000
Available for sale Securities, Fair Value	$ 1,143,000	1,056,000	$ 1,240,000
Equity Securities [Member] | Scenario, Previously Reported [Member]
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized Cost		1,268,000
Available-for-sale securities, Unrealized Losses		112,000
Available for sale Securities, Fair Value		$ 1,156,000